CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)		Class A [Member] Ordinary Shares [Member]	Class B [Member] Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Accumulated deficit) Retained earnings [Member]	Accumulated other comprehensive (loss)/income [Member]	Total
Balance at Jun. 30, 2024		$ 1,000	$ 0	$ 0	$ 64,474	$ 2,838,715	$ (167,671)	$ 2,736,518
Balance (in Shares) at Jun. 30, 2024	[1]	400,000	0
Net income						1,069,327		1,069,327
Transfer to statutory reserve					29,900	(29,900)		0
Translation changes of foreign currency statements							(12,244)	(12,244)
Balance at Dec. 31, 2024		$ 1,000	$ 0		$ 94,374	3,878,142	(179,915)	3,793,601
Balance (in Shares) at Dec. 31, 2024	[1]	400,000
Balance at Jun. 30, 2025		$ 1,125	$ 58	2,050,003		3,336,442	(33,883)	5,353,745
Balance (in Shares) at Jun. 30, 2025	[1]	450,000	23,200
Conversion of convertible debt into ordinary shares		$ 912		2,857,159				2,858,071
Conversion of convertible debt into ordinary shares (in Shares)	[1]	364,917
Share-based Compensation		$ 100		514,900				515,000
Share-based Compensation (in Shares)	[1]	40,000
Net income						(209,487)		(209,487)
Translation changes of foreign currency statements							42,081	42,081
Balance at Dec. 31, 2025		$ 2,137	$ 58	$ 5,422,062		$ 3,126,955	$ 8,198	$ 8,559,410
Balance (in Shares) at Dec. 31, 2025	[1]	854,917	23,200

[1]	After giving effect to the reverse stock split effected on March 16,2026.